Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory [Abstract]
Supplies and consumables	$ 28,980	$ 24,270
Stockpiles	5,024	5,624
Work in progress	3,049	917
Finished goods	5,041	11,443
Inventories	$ 42,094	$ 42,254